Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2018-3

Class A-1 2.70676% Asset Backed Notes

Class A-2A 3.11% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 3.38% Asset Backed Notes

Class B 3.58% Asset Backed Notes

Class C 3.74% Asset Backed Notes

Class D 4.04% Asset Backed Notes

Class E 0.00% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2018-3, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank,N.A., as the Trust Collateral Agent, dated as of October 3, 2018. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	05/01/2019
Monthly Period Ending:	05/31/2019
Prev. Distribution/Close Date:	05/20/2019
Distribution Date:	06/18/2019
Days of Interest for Period:	29
Days in Collection Period:	31
Transaction Month:	7

			Closing	Original
Purchases	Units	Start Date	Date	Pool Balance
Initial Purchase	48,286	10/04/2018	11/21/2018	$1,088,999,608

Total	48,286			$1,088,999,608

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$937,518,516

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	11,806,990
	{3}	Collections on Receivables paid off during period	{3}	9,240,574
	{4}	Receivables becoming Liquidated Receivables during period	{4}	3,920,825
	{5}	Receivables becoming Purchased Receivables during period	{5}	0
	{6}	Other Receivables adjustments	{6}	737

	{7}	Total Monthly Principal Amounts		{7}	24,969,126

{8}	End of period Aggregate Principal Balance			{8}	$912,549,390

{9}	Pool Factor			{9}	83.7970357%

MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{10}	Original Note Balance	{10}	$161,000,000	$240,000,000	$65,000,000	$261,450,000	$78,950,000

{11}	Beginning of period Note Balance	{11}	$0	$217,167,364	$58,816,161	$261,450,000	$78,950,000

{12}	Noteholders’ Principal Distributable Amount	{12}	0	19,647,837	5,321,289	0	0
{13}	Noteholders’ Accelerated Principal Amount	{13}	0	3,165,422	857,302	0	0
{14}	Aggregate Principal Parity Amount	{14}	0	0	0	0	0
{15}	Matured Principal Shortfall	{15}

{16}	End of period Note Balance	{16}	$0	$194,354,105	$52,637,570	$261,450,000	$78,950,000

{17}	Note Pool Factors	{17}	0.0000000%	80.9808771%	80.9808769%	100.0000000%	100.0000000%

			Class C	Class D	Class E	TOTAL
			$98,010,000	$96,380,000	$25,590,000	$1,026,380,000

{18}	Beginning of period Note Balance	{18}	$98,010,000	$96,380,000	$25,590,000	$836,363,525

{19}	Noteholders’ Principal Distributable Amount	{19}	0	0	0	24,969,126
{20}	Noteholders’ Accelerated Principal Amount	{20}	0	0	0	4,022,724
{21}	Aggregate Principal Parity Amount	{21}	0	0	0	0
{22}	Matured Principal Shortfall	{22}				0

{23}	End of period Note Balance	{23}	$98,010,000	$96,380,000	$25,590,000	$807,371,675

{24}	Note Pool Factors	{24}	100.0000000%	100.0000000%	100.0000000%	78.6620623%

CALCULATION OF STEP-DOWN AMOUNT:

{25}	Ending Pool Balance	{25}		$912,549,390
{26}	14.75 % of Ending Aggregate Principal Balance	{26}	134,601,035
{27}	Less Specified Reserve Balance	{27}	(21,779,992)
{28}	Sum of {26} and {27}	{28}	112,821,043
{29}	Required Pro Forma Note Balance {25} - {28}	{29}		799,728,347

{30}	Beginning Note Balance	{30}	836,363,525
{31}	Total Monthly Principal Amount	{31}	(24,969,126)
{32}	Pro-Forma Note Balance ( Assuming 100% Pay-down)	{32}		811,394,399

{33}	Excess of Required Pro-forma over Pro-forma Balance	{33}		0
{34}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($5,444,998)	{34}		0
{35}	Step-Down Amount Lesser of {33} or {34}	{35}			$0

CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:

{36}	Total Monthly Principal Amounts	{36}	$24,969,126
{37}	Step-down Amount	{37}	0
{38}	Principal Distributable Amount	{38}		$24,969,126

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning Note	Interest	Interest			Calculated
	Class	Balance	Carryover	Rate	Days	Days Basis	Interest
{39}	Class A - 1	$0	0	2.706760%	29	Actual days/360	0
{40}	Class A - 2A	$217,167,364	0	3.11000%	30	30/360	562,826
{41}	Class A - 2B	$58,816,161	0	2.69063%	29	Actual days/360	127,482
{42}	Class A - 3	$261,450,000	0	3.38000%	30	30/360	736,418
{43}	Class B	$78,950,000	0	3.58000%	30	30/360	235,535
{44}	Class C	$98,010,000	0	3.74000%	30	30/360	305,465
{45}	Class D	$96,380,000	0	4.04000%	30	30/360	324,480
{46}	Class E (1)	$25,590,000	0	0.00000%	30	30/360	0

(1)	Prior to the 24th distribution date, interest will accrue at 0.00%. From and after the 24th distribution date, if on the 24th distribution date target OC is met, interest will accrue at 4.14%, otherwise interest will accrue at 0.00%.

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{47}	Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{47}	21,047,564
{48}	Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	9,796,845
{49}	Liquidation Proceeds collected during period (net of Fees)	{49}	1,892,291
{50}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	0
{51}	Investment Earnings - Collection Account	{51}	60,919
{52}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	42,480
{53}	Collection of Supplemental Servicing - Extension Fees	{53}	202,437
{54}	Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds	{54}	156,707
{55}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	82,410
{56}	Total Available Funds	{56}		33,281,653

Distributions:
{57}	Base Servicing Fee	{57}	1,757,847
{58}	Repo and Recovery Fees - reimbursed to Servicer	{58}	156,707
{59}	Bank Service Charges - reimbursed to Servicer	{59}	0
{60}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{60}	82,410
{61}	Trustee and Trust Collateral Agent Fees	{61}	425
{62}	Asset Representations Reviewer Fee	{62}	0
{63}	Owner Trustee Fee	{63}	208
{64}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{64}	0
{65}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{65}	562,826
{66}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{66}	127,482
{67}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{67}	736,418
{68}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{68}	0
{69}	Class B Noteholders’ Interest Distributable Amount	{69}	235,535
{70}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{70}	0
{71}	Class C Noteholders’ Interest Distributable Amount	{71}	305,465
{72}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{72}	0
{73}	Class D Noteholders’ Interest Distributable Amount	{73}	324,480
{74}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{74}	0
{75}	Class E Noteholders’ Interest Distributable Amount	{75}	0
{76}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{76}	0
{77}	Noteholders’ Principal Distributable Amount	{77}	24,969,126
{78}	To the Reserve Account, the Reserve Account Deposit	{78}	0
{79}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{79}	4,022,724
{80}	Add’l fees (Trustee, ARR, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{80}	0
{81}	To the Certificateholders, the aggregate amount remaining	{81}	0
{82}	Total Distributions	{82}		$33,281,653

CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X) Cumulative Note	(Y) Pool	(I) Excess of	(II) Available Funds in	Lesser of
	Class	Balance	Balance	(X) - (Y)	Waterfall	(I) or (II)
{83}	Class A	$537,433,525	$912,549,390	$0	$29,857,330	$0
{84}	Class B	616,383,525	912,549,390	0	29,621,795	0
{85}	Class C	714,393,525	912,549,390	0	29,316,330	0
{86}	Class D	810,773,525	912,549,390	0	28,991,850	0
{87}	Class E	836,363,525	912,549,390	0	28,991,850	0

CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:

{88}	Excess Available Funds	{88}	$4,022,724
{89}	Pro-Forma Note Balance (Calculated after Step-Down)	{89}	811,394,399
{90}	Required Pro Forma Note Balance	{90}	799,728,347
{91}	Excess of Pro-Forma Balance over Required Pro-Forma Balance	{91}	11,666,052
{92}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance	{92}		$4,022,724

RECONCILIATION OF RESERVE ACCOUNT:

				Current
{93}	Specified Reserve Balance			$21,779,992

{94}	Beginning of period Reserve Account balance	{94}		$21,779,992

{95}	The Reserve Account Deposit, from Collection Account	{95}	0
{96}	Investment Earnings	{96}	42,480
{97}	Investment Earnings - transferred to Collection Account Available Funds	{97}	(42,480)
{98}	Reserve Account Withdrawal Amount	{98}	0

{99}	End of period Reserve Account balance	{99}		$21,779,992

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{100}	Aggregate Principal Balance	{100}	$912,549,390
{101}	End of Period Note Balance	{101}	807,371,675
{102}	Overcollateralization	{102}	105,177,715
{103}	Overcollateralization %	{103}		11.53%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{104}	Original Number of Receivables	{104}	48,286	0
{105}	Beginning of period number of Receivables	{105}	0	44,604
{106}	Number of Receivables becoming Liquidated Receivables during period	{106}	1,141	209
{107}	Number of Receivables becoming Purchased Receivables during period	{107}	130	0
{108}	Number of Receivables paid off during period	{108}	3,167	547
{109}	End of period number of Receivables	{109}	43,848	43,848

STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{110}	Weighted Average APR of the Receivables	{110}	13.09%	13.08%	13.06%
{111}	Weighted Average Remaining Term of the Receivables	{111}	70.00	62.74	61.82
{112}	Weighted Average Original Term of Receivables	{112}	71.00	71.00	71.00
{113}	Average Receivable Balance	{113}	$22,553	$21,019	$20,812
{114}	Net Losses in Period	{114}	$0	$2,227,379	$2,028,534
{115}	Aggregate Realized Losses	{115}	$0	$9,929,192	$11,957,726
{116}	Aggregate Realized Loss Percentage	{116}		0.911%	1.098%
{117}	ABS Prepay Speed	{117}		1.4074	1.3897

DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{118}	31-60 days	{118}	1,989	$40,733,502	4.34%
{119}	61-90 days	{119}	399	7,632,360	0.81%
{120}	91-120 days	{120}	131	2,125,975	0.23%
{121}	Total	{121}	2,519	$50,491,837	5.38%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{122}	Receivables with Scheduled Payment delinquent 61 days or more	{122}	$9,758,335	1.04%

{123}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 5.30% )	{123}		Yes

EXTENSIONS

{124}	Principal Balance of Receivables extended during current period	{124}	$36,645,916
{125}	Beginning of Period Aggregate Principal Balance	{125}	937,518,516
{126}	Extension Rate {124} divided by {125}	{126}		3.91%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	June 13, 2019